Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Summary of Compensation to Key Management Members
The compensation of such key management for the years ended December 31, 2019 and 2018 included the following:

	Year Ended December 31,
In thousands of U.S. Dollars	2019	2018
Salaries, bonuses and short-term employee benefits	10,071	10,320
Director retainers	822	796
Stock-based payments	12,843	6,824
	23,736	17,940